Schedule of disaggregation of revenue (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	kr 263,547	kr 216,484	kr 457,840	kr 388,377
Transport services [member]
IfrsStatementLineItems [Line Items]
Total	246,649	201,022	430,494	323,801
Rental incomes [member]
IfrsStatementLineItems [Line Items]
Total			kr 27,346	kr 64,576
Rental income [member]
IfrsStatementLineItems [Line Items]
Total	kr 16,898	kr 15,462